Significant accounting policies - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2020 item Distributor	Dec. 31, 2019 item Distributor customer	Dec. 31, 2018 item Distributor
Revenue | Customer concentration
Concentration Risk [Line Items]
Number of customer | customer		0
Revenue | Customer concentration | Offline distributor
Concentration Risk [Line Items]
Number of distributor	1
Revenue | Customer concentration | Offline distributor | Minimum
Concentration Risk [Line Items]
Total concentration risk	10.00%		10.00%
Accounts receivable | Credit concentration | Payment Channels and due from a third party e commerce platform distributor
Concentration Risk [Line Items]
Number of distributor		1	1
Total concentration risk		70.00%	92.00%
Accounts and Notes Receivable | Credit concentration | Offline distributor
Concentration Risk [Line Items]
Number of distributor	1
Total concentration risk	27.00%
Purchases | Supplier concentration
Concentration Risk [Line Items]
Number of suppliers | item	1	1	2
Purchases | Supplier concentration | Two suppliers
Concentration Risk [Line Items]
Total concentration risk			90.00%
Purchases | Supplier concentration | One supplier
Concentration Risk [Line Items]
Total concentration risk	78.00%	72.00%
Accounts and notes payable due | Supplier concentration
Concentration Risk [Line Items]
Number of suppliers | item		1	2
Accounts and notes payable due | Supplier concentration | Two suppliers
Concentration Risk [Line Items]
Total concentration risk			52.00%
Accounts and notes payable due | Supplier concentration | One supplier
Concentration Risk [Line Items]
Total concentration risk	83.00%	69.00%